Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Common Stock [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2021	€ 65,880,990	€ (27,019,807)	€ 38,861,183
Beginning balance, shares at Dec. 31, 2021	18,216,858
Share-based compensation	€ 240,043		240,043
Net loss		(2,112,321)	(2,112,321)
Cumulative translation adjustment
Ending balance at Jun. 30, 2022	€ 66,121,033	(29,132,128)	36,988,905
Ending balance, shares at Jun. 30, 2022	18,216,858
Share-based compensation	€ 482,692		482,692
Net loss		(6,365,442)	(6,365,442)
Cumulative translation adjustment		32,011	32,011
Ending balance at Dec. 31, 2022	€ 66,603,725	(35,465,559)	31,138,166
Ending balance, shares at Dec. 31, 2022	18,216,858
Share-based compensation	€ 415,433		415,433
Net loss		(6,759,225)	(6,759,225)
Cumulative translation adjustment		9,716	9,716
Ending balance at Jun. 30, 2023	€ 67,019,158	€ (42,215,068)	€ 24,804,090
Ending balance, shares at Jun. 30, 2023	18,216,858